Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax

Note 15     Income tax

Amounts in US$ ‘000	2025	2024
Current income tax liabilities	—	57,329
	—	57,329

Amounts in US$ ‘000	2025	2024	2023
Current income tax charge	(32,893)	(108,040)	(107,740)
Deferred income tax benefit (charge) (Note 16)	33,909	(37,752)	4,299
	1,016	(145,792)	(103,441)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ ‘000	2025	2024	2023
Profit before tax (a)	48,651	242,171	214,509

Income tax calculated at domestic tax rates applicable to Profit in the respective countries (mainly Colombia)	(26,540)	(127,804)	(123,202)
Tax losses where no deferred income tax benefit is recognized	(10,224)	(3,912)	(6,918)
Effect of currency translation on tax base	23,714	(21,252)	36,691
Changes in the income tax rate (b)	402	10,324	(8,853)
Write-down of deferred income tax benefits previously recognized (c)	(878)	(2,371)	(3,895)
Previously unrecognized tax losses (d)	9,444	—	632
Income tax on dividends (e)	1,965	(1,335)	(2,595)
Non-taxable results (f)	3,133	558	4,699
Income tax	1,016	(145,792)	(103,441)
(a)	Includes tax losses from non-taxable jurisdictions (Bermuda) of US$ 23,733,000, US$ 38,709,000 and US$ 39,526,000 in 2025, 2024 and 2023, respectively.
(b)	Income tax rate in Colombia includes a surcharge that varies depending on different Brent oil prices (see below).
(c)	Includes write-down of tax losses and other deferred income tax assets in Brazil and Chile where there is insufficient evidence of future taxable profits to offset them, in accordance with the expected future cash-flows as of December 31, 2025, 2024 and 2023.
(d)	Recognition of deferred tax assets for previously unrecognized tax loss carryforwards in Argentina, which became recoverable in 2025 following the acquisition in the Vaca Muerta formation (see Note 34.1).
(e)	Reversal of deferred tax liabilities in Spain following the relocation of GeoPark Colombia S.L.U. from Madrid to Bizkaia (Basque Country) in 2025.
(f)	Includes non-deductible expenses and non-taxable gains in each jurisdiction.

Under current Bermuda law, the Company is not required to pay any taxes in Bermuda on income or capital gains. The Company has received an undertaking from the Minister of Finance in Bermuda that, in the event of any taxes being imposed, they will be exempt from taxation in Bermuda until March 2035. Additionally, Bermuda Pillar Two is applicable starting in 2025.

The statutory income tax rate in Colombia is 35%, though a tax surcharge is also applicable, impacting companies engaged in the extraction of crude oil like GeoPark. The tax surcharge varies from zero to 15%, depending on different Brent oil prices. The applicable surtax for 2025 was 0%, and therefore, the full applicable statutory income tax rate in Colombia for 2025 was 35%.

Income tax rates in other countries where the Group operates (Ecuador, Brazil, Argentina and Spain) ranges from 25% to 35%. In Spain, dividend income became fully exempt in 2025 following the relocation of GeoPark Colombia S.L.U. from Madrid to Bizkaia (previously 95% exempt under the Madrid regime).

There are no income tax consequences attached to the payment of dividends by the Group to its shareholders.

On May 23, 2023, the International Accounting Standards Board (IASB) issued International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12 which clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements Qualified Domestic Minimum Top-up Taxes. The Group has adopted these amendments. However, they are not yet applicable for the current reporting year as the Group’s consolidated revenue is currently below the threshold of EUR 750,000,000 (equivalent to US$ 810,000,000).

The Group has tax losses available which can be utilized against future taxable profit in the following countries:

Amounts in US$ ‘000	2025	2024	2023
Colombia	—	5,646	—
Brazil (a)	26,972	23,587	26,808
Chile (a) (c)	—	—	313,409
Argentina (b)	36,638	12,689	9,981
Spain (a)	—	—	6,936
Total tax losses as of December 31	63,610	41,922	357,134
(a)	Taxable losses have no expiration date.
(b)	Tax losses accumulated as of December 31, 2025, are: US$ 1,284,000, US$ 518,000, US$ 1,331,000, US$ 5,459,000 and US$ 28,072,000 expiring in 2026, 2027, 2028, 2029 and 2030, respectively.
(c)	The Chilean business was divested on January 18, 2024.

As of December 31, 2025, deferred income tax assets have not been recognized for tax losses in Brazil and for the portion of tax losses in Argentina expiring in 2026, as there is insufficient evidence of future taxable profits against which such losses could be utilized.